24. Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity Details 1Abstract
Capital reserves	R$ 412,091	R$ 416,161
Special goodwill reserve	380,560	380,560
Stock options	R$ 31,531	R$ 35,601